Operating Leases	12 Months Ended
Dec. 31, 2022
Operating Leases
Operating Leases

10.  Operating Leases

The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms of one year to five years with no variable lease costs.

Operating lease costs were US$4,710, US$8,231 and US$6,626 for the years ended December 31, 2020, 2021 and 2022, respectively.

The components of lease expenses were as follows:

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Lease cost:
Amortization of right-of-use assets	4,022	6,981	4,766
Interest of lease liabilities	396	749	692
Expenses for short-term lease within 12 months	292	501	1,168
Total lease cost	4,710	8,231	6,626

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities	4,976	7,920	5,554
Right-of-use assets obtained in exchange for operating lease liabilities	7,047	23,810	884

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2021	2022
Right-of-use assets	22,181	9,736
Operating lease liabilities-current	5,697	3,850
Operating lease liabilities-non-current	16,048	5,292
Total lease liabilities	21,745	9,142
Weighted-average remaining lease term
Operating leases	3.81 years	2.73 years
Weighted-average discount rate
Operating lease	4.75% per annum	4.75% per annum

Maturities of lease liabilities were as follows:

	As of December 31,
	2021	2022
	US$	US$
2022	6,722	—
2023	6,652	4,200
2024	4,909	2,835
2025	4,888	2,675
2026	646	46
2027	5	4
Total undiscounted lease payments	23,822	9,760
Less: imputed interest	(2,077)	(618)
Total lease liabilities	21,745	9,142